NORTHERN INSTITUTIONAL FUNDS

Treasury Portfolio

Treasury Instruments Portfolio

U.S. Government Portfolio

U.S. Government Select Portfolio

Municipal Portfolio

Prime Obligations Portfolio

(the “Portfolios”)

On behalf of the Portfolios, and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information. The interactive data file included as an exhibit to this filing relates to the to the Portfolios’ Prospectus filed with the Securities and Exchange Commission (“SEC”) on behalf of the Portfolios pursuant to Rule 497(c) on November 14, 2018 (SEC Accession No. 0001193125-18-325696), which is incorporated by reference into this Rule 497 Filing.

Exhibit Index

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase